Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 1,545	$ 1,426	$ 1,015
Items not involving current cash flows	1,149	708	826
Profit loss after adjustment of non cash items	2,694	2,134	1,841
Changes in non-cash operating assets and liabilities	(127)	72	(631)
Cash provided from operating activities	2,567	2,206	1,210
INVESTMENT ACTIVITIES
Fixed asset additions	(1,169)	(1,274)	(1,236)
Purchase of subsidiaries	(9)	(525)	(120)
Increase in investments and other assets	(192)	(122)	(196)
Disposal of facilities	0	0	112
Proceeds from disposition	163	106	168
Cash used for investment activities	(1,207)	(1,815)	(1,272)
FINANCING ACTIVITIES
(Decrease) increase in bank indebtedness	(18)	42	38
Repayments of debt	(173)	(309)	(47)
Issues of debt	151	348	146
Issues of Common Shares	63	14	59
Settlement of stock options	(23)	(19)	(30)
Repurchase of Common Shares	(1,020)	(40)	(407)
Contribution to subsidiaries by non-controlling interests	4	0	20
Dividends paid	(284)	(252)	(236)
Cash used for financing activities	(1,300)	(216)	(457)
Effect of exchange rate changes on cash and cash equivalents	(28)	22	(37)
Net increase (decrease) in cash and cash equivalents during the year	32	197	(556)
Cash and cash equivalents, beginning of year	1,522	1,325	1,881
Cash and cash equivalents, end of year	$ 1,554	$ 1,522	$ 1,325